United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2002.

Institutional Investment Manager Filing this Report:

Name:			Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	07/23/02

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      245     6500 SH       SOLE                     6500
Ambac Financial                COM              023139108     5639    83908 SH       SOLE                    83908
BB&T                           COM              054937107      370     9583 SH       SOLE                     9583
BISYS Group                    COM              055472104     9513   285685 SH       SOLE                   285685
Bank of America                COM              060505104     5444    77367 SH       SOLE                    77367
Baxter International           COM              071813109     2531    56949 SH       SOLE                    56949
BellSouth                      COM              079860102      351    11137 SH       SOLE                    11137
ChevronTexaco                  COM              166764100      284     3204 SH       SOLE                     3204
Cintas                         COM              172908105     1982    40089 SH       SOLE                    40089
Cisco Systems                  COM              17275R102     9045   648388 SH       SOLE                   648388
Citigroup                      COM              172967101      274     7062 SH       SOLE                     7062
Comerica                       COM              200340107      437     7112 SH       SOLE                     7112
Concord EFS                    COM              206197105     4007   132940 SH       SOLE                   132940
DENTSPLY Intl                  COM              249030107     1913    51825 SH       SOLE                    51825
Deere & Company                COM              244199105      575    12000 SH       SOLE                    12000
Dell Computers                 COM              247025109      254     9725 SH       SOLE                     9725
Ecolab                         COM              278865100      257     5555 SH       SOLE                     5555
Exxon Mobil                    COM              30231G102     2621    64057 SH       SOLE                    64057
Fannie Mae                     COM              313586109      251     3410 SH       SOLE                     3410
Fifth Third Bancorp            COM              316773100     2041    30618 SH       SOLE                    30618
General Dynamics               COM              369550108      481     4525 SH       SOLE                     4525
General Electric               COM              369604103     4482   154272 SH       SOLE                   154272
Home Depot                     COM              437076102     1912    52056 SH       SOLE                    52056
Intel                          COM              458140100      367    20097 SH       SOLE                    20097
Jacobs Engineering             COM              469814107     4023   115680 SH       SOLE                   115680
Johnson & Johnson              COM              478160104     4764    91168 SH       SOLE                    91168
L-3 Communications             COM              502424104     2678    49594 SH       SOLE                    49594
LabCorp                        COM              50540R409     5535   121250 SH       SOLE                   121250
Liberty Media                  COM              530718105      264    26360 SH       SOLE                    26360
Liberty Media 'B'              COM              001957307      104    11060 SH       SOLE                    11060
Linear Technology              COM              535678106     4110   130766 SH       SOLE                   130766
Lowe's                         COM              548661107      497    10950 SH       SOLE                    10950
MBNA                           COM              55262L100     7525   227534 SH       SOLE                   227534
Mack Cali                      COM              554489104     1543    43910 SH       SOLE                    43910
Maxim Integrated               COM              57772K101     1397    36450 SH       SOLE                    36450
McCormick & Co Vtg             COM              579780107      499    19558 SH       SOLE                    19558
McDonald's                     COM              580135101      202     7096 SH       SOLE                     7096
Medtronic                      COM              585055106     4085    95337 SH       SOLE                    95337
Merck                          COM              589331107     1383    27311 SH       SOLE                    27311
Microsoft                      COM              594918104     6578   120262 SH       SOLE                   120262
Northrop Grumman               COM              666807102     1040     8320 SH       SOLE                     8320
Omnicom Group                  COM              681919106     4296    93790 SH       SOLE                    93790
PepsiCo                        COM              713448108      813    16875 SH       SOLE                    16875
Pfizer                         COM              717081103     5075   145012 SH       SOLE                   145012
Procter & Gamble               COM              742718109      316     3537 SH       SOLE                     3537
QUALCOMM                       COM              747525103     1945    70763 SH       SOLE                    70763
Raytheon                       COM              755111507     3899    95680 SH       SOLE                    95680
SBC Communications             COM              78387G103      364    11927 SH       SOLE                    11927
Sprint PCS                     COM              852061506      352    78650 SH       SOLE                    78650
St. Jude Medical               COM              790849103     1621    21945 SH       SOLE                    21945
Sysco                          COM              871829107     1892    69500 SH       SOLE                    69500
Tenet Healthcare               COM              88033G100     3974    55539 SH       SOLE                    55539
VERITAS Software               COM              923436109     1401    70811 SH       SOLE                    70811
Verizon Communication          COM              92343V104      369     9184 SH       SOLE                     9184
Wal-Mart Stores                COM              931142103      681    12388 SH       SOLE                    12388
Walgreen                       COM              931422109     8819   228288 SH       SOLE                   228288
Wells Fargo                    COM              949746101     3848    76866 SH       SOLE                    76866
Wyeth Company                  COM              983024100      568    11100 SH       SOLE                    11100
Xilinx                         COM              983919101     2913   129880 SH       SOLE                   129880
Invesco High Yield Fund                                         34 11039.755SH       SOLE                11039.755
Morgan Stanley Technology Fund                                 316 9500.000 SH       SOLE                 9500.000
Vanguard Index Trust 500                        922908108      399 4365.656 SH       SOLE                 4365.656
Weitz Value Portfolio Fd                        949045108      236 7980.049 SH       SOLE                 7980.049